Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Common Stock [Member]
Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) [Line Items]
Balance as of December 31, 2025 as adjusted, Number (in Shares)		1
Balance as of December 31, 2025 as adjusted, Amount	[1]	$ 220,587
Issuance upon exercise of stock options, Amount		1,181
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Amount
Reverse Recapitalization and PIPE transaction, net of transaction costs, Amount		265,006
Earn-out share liability at Closing of Reverse Recapitalization, Amount		(9,997)
Warrant Exercise, Amount		1,397
Balance as of March 31, 2026, Number (in Shares)
Balance as of March 31, 2026, Amount		$ 478,174
Common Stock [Member]
Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) [Line Items]
Balance as of December 31, 2025 as adjusted, Number (in Shares)	[1]	255,894,945
Issuance upon exercise of stock options, Number (in Shares)		1,789,955
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Number (in Shares)
Reverse Recapitalization and PIPE transaction, net of transaction costs, Number (in Shares)		40,308,937
Warrant Exercise, Number (in Shares)		517,527
Balance as of March 31, 2026, Number (in Shares)		298,511,364
Old Xanadu Convertible Preferred Shares [Member] | Preferred Stock [Member]
Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) [Line Items]
Balance as of December 31, 2025 as adjusted, Number (in Shares)	[1]	199,930,069
Balance as of December 31, 2025 as adjusted, Amount	[1]	$ 213,002
Issuance upon exercise of stock options, Number (in Shares)
Issuance upon exercise of stock options, Amount
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Number (in Shares)		(199,930,069)
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Amount		$ (213,002)
Reverse Recapitalization and PIPE transaction, net of transaction costs, Number (in Shares)
Reverse Recapitalization and PIPE transaction, net of transaction costs, Amount
Earn-out share liability at Closing of Reverse Recapitalization, Amount
Warrant Exercise, Number (in Shares)
Warrant Exercise, Amount
Balance as of March 31, 2026, Number (in Shares)
Balance as of March 31, 2026, Amount
Old Xanadu Common Shares [Member] | Common Stock [Member]
Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) [Line Items]
Balance as of December 31, 2025 as adjusted, Number (in Shares)	[1]	55,964,876
Balance as of December 31, 2025 as adjusted, Amount	[1]	$ 7,585
Issuance upon exercise of stock options, Number (in Shares)			137,683
Issuance upon exercise of stock options, Amount			$ 76
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Number (in Shares)		(55,964,876)
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Amount		$ (7,585)
Reverse Recapitalization and PIPE transaction, net of transaction costs, Number (in Shares)
Reverse Recapitalization and PIPE transaction, net of transaction costs, Amount
Earn-out share liability at Closing of Reverse Recapitalization, Amount
Warrant Exercise, Number (in Shares)
Warrant Exercise, Amount
Balance as of March 31, 2026, Number (in Shares)
Balance as of March 31, 2026, Amount
Class A Multiple Voting shares [Member] | Common Stock [Member]
Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) [Line Items]
Balance as of December 31, 2025 as adjusted, Number (in Shares)	[1]
Balance as of December 31, 2025 as adjusted, Amount	[1]
Issuance upon exercise of stock options, Number (in Shares)
Issuance upon exercise of stock options, Amount
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Number (in Shares)		254,709,401
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Amount		$ 220,098
Reverse Recapitalization and PIPE transaction, net of transaction costs, Number (in Shares)
Reverse Recapitalization and PIPE transaction, net of transaction costs, Amount
Earn-out share liability at Closing of Reverse Recapitalization, Amount
Warrant Exercise, Number (in Shares)		517,527
Warrant Exercise, Amount		$ 1,397
Balance as of March 31, 2026, Number (in Shares)		255,226,928
Balance as of March 31, 2026, Amount		$ 221,495
Class B Subordinate Voting Shares and Share Capital [Member] | Common Stock [Member]
Shareholders' Equity - Schedule of Changes in Issued and Outstanding Common Shares and Share Capital (Details) [Line Items]
Balance as of December 31, 2025 as adjusted, Number (in Shares)	[1]
Balance as of December 31, 2025 as adjusted, Amount	[1]
Issuance upon exercise of stock options, Number (in Shares)		1,789,955
Issuance upon exercise of stock options, Amount		$ 1,181
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Number (in Shares)		1,185,544
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock, Amount		$ 489
Reverse Recapitalization and PIPE transaction, net of transaction costs, Number (in Shares)		40,308,937
Reverse Recapitalization and PIPE transaction, net of transaction costs, Amount		$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization, Amount		$ (9,997)
Warrant Exercise, Number (in Shares)
Warrant Exercise, Amount
Balance as of March 31, 2026, Number (in Shares)		43,284,436
Balance as of March 31, 2026, Amount		$ 256,679

[1]	Refer to note in the table above for information related to the prior period recast.